LONG-TERM INVESTMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2014
Long-term Investments 1	20.00%
Long-term Investments 2	20.00%
Long-term Investments 3	8.00%
Long-term Investments 4	8.00%
Long-term Investments 5	10.00%